Capital Management	12 Months Ended
Mar. 31, 2023
Dividends [Abstract]
Capital Management	Capital Management
The following table summarizes the dividends declared or paid during the fiscal years 2023, 2022 and 2021:

(Millions of US dollars)	US Cents/Security	US$ Millions Total Amount Paid	Announcement Date	Record Date	Payment Date
FY 2022 second half dividend	0.30	129.6	17 May 2022	27 May 2022	29 July 2022
FY 2022 first half dividend	0.40	174.1	9 November 2021	19 November 2021	17 December 2021
FY 2021 special dividend	0.70	309.9	10 February 2021	19 February 2021	30 April 2021
On 8 November 2022, the Company announced a share buyback program to acquire up to US$200 million of its outstanding shares through October 2023. Below is the activity under this program:

In Millions, except price per share	Total Number of Shares Purchased	Average Price Paid per Share (US$)	Total Number of Shares Purchased as Part of Publicly Announced Program	Maximum Dollar Value of Shares That May Yet be Purchased Under the Program (US$)
1 December 2022 - 31 December 2022	1.6	$19.34	1.6	$168.8
1 January 2023 - 31 January 2023	—	$—	—	$168.8
1 February 2023 - 28 February 2023	1.1	$21.72	1.1	$144.3
1 March 2023 - 31 March 2023	1.1	$20.78	1.1	$121.6
Total as of 31 March 2023	3.8		3.8	$121.6
All shares repurchased were subsequently cancelled by the Company and are no longer available for issuance.